SCHEDULE OF LONG-TERM LOANS (Details)		12 Months Ended
		Sep. 30, 2024 USD ($)		Sep. 30, 2023 USD ($)		Sep. 30, 2024 CNY (¥)		May 23, 2024	Apr. 12, 2024	Nov. 21, 2023 USD ($)	Nov. 21, 2023 CNY (¥)	Sep. 30, 2023 CNY (¥)		Aug. 25, 2023 USD ($)	Aug. 25, 2023 CNY (¥)	Apr. 18, 2023 USD ($)	Apr. 18, 2023 CNY (¥)	Jun. 23, 2022 USD ($)	Jun. 23, 2022 CNY (¥)	May 28, 2022 USD ($)	May 28, 2022 CNY (¥)	May 16, 2022 USD ($)	May 16, 2022 CNY (¥)	May 14, 2022 USD ($)	May 14, 2022 CNY (¥)	Feb. 10, 2022 USD ($)	Feb. 10, 2022 CNY (¥)
Debt Instrument [Line Items]
Total loans		$ 1,178,279
Interest rate								4.00%	4.00%
Current portion		50,899
Long-term loans		1,127,380
Long term debt		1,178,279		$ 1,140,054
Long term debt current				1,090,378
Long term debt non current		1,127,380		$ 49,676
Shenzhen Qianhai Webank One [Member]
Debt Instrument [Line Items]
Total loans	[1]	$ 31,871
Interest rate		8.82%	[1]	11.97%	[2]	8.82%	[1]					11.97%	[2]
Debt instrument maturity date		2023/4/18-2025/4/17	[1]	2022/5/14-2024/5/17	[2]
Long term debt				$ 2,786								¥ 20,000												$ 8,356	¥ 60,000
Shenzhen Qianhai Webank Two [Member]
Debt Instrument [Line Items]
Total loans	[3]	$ 19,028
Interest rate		7.94%	[3]	11.97%	[4]	7.94%	[3]					11.97%	[4]
Debt instrument maturity date		2023/4/18-2025/4/17	[3]	2022/8/23-2024/8/17	[4]
Long term debt				$ 10,447								¥ 75,007						$ 20,894	¥ 150,015
Bank Of China Chengdu Zijing West Road Subbranch One [Member]
Debt Instrument [Line Items]
Total loans	[5]	$ 841,967
Interest rate	[5]	3.35%				3.35%
Debt instrument maturity date	[5]	2024/8/23-2025/8/23
Long term debt														$ 856,238	¥ 6,000,000
Bank Of China Chengdu Zijing West Road Subbranch Two [Member]
Debt Instrument [Line Items]
Total loans	[6]	$ 285,413
Interest rate	[6]	3.45%				3.45%
Debt instrument maturity date	[6]	2023/11/21-2024/11/20
Long term debt										$ 285,413	¥ 2,000,000
China Resources Shenzhen Investment Trust Co Ltd [Member]
Debt Instrument [Line Items]
Interest rate	[7]			11.34%								11.34%
Debt instrument maturity date	[7]			2022/2/10-2024/2/17
Long term debt				$ 9,948								¥ 71,428														$ 41,783	¥ 300,000
Huaneng Guicheng Trust Corporation Limited One [Member]
Debt Instrument [Line Items]
Interest rate	[8]			11.97%								11.97%
Debt instrument maturity date	[8]			2022/5/14-2024/5/17
Long term debt				$ 6,500								¥ 46,666												$ 19,499	¥ 140,000
Huaneng Guicheng Trust Corporation Limited Two [Member]
Debt Instrument [Line Items]
Interest rate	[9]			11.97%								11.97%
Debt instrument maturity date	[9]			2022/5/16-2024/5/17
Long term debt				$ 120,709								¥ 866,666										$ 362,127	¥ 2,600,000
Huaneng Guicheng Trust Corporation Limited Three [Member]
Debt Instrument [Line Items]
Interest rate				12.60%	[10]							12.60%	[10]							12.60%	12.60%
Debt instrument maturity date	[10]			2022/5/28-2024/5/27
Long term debt				$ 19,151	[10]							¥ 137,500								$ 41,783	¥ 300,000
Shenzhen Qianhai Webank Three [Member]
Debt Instrument [Line Items]
Interest rate	[1]			8.82%								8.82%
Debt instrument maturity date	[1]			2023/4/18-2025/4/17
Long term debt		$ 31,870		$ 84,430	[1]	¥ 223,333										$ 95,613	¥ 670,000
Shenzhen Qianhai Webank Four [Member]
Debt Instrument [Line Items]
Interest rate	[3]			7.938%								7.938%
Debt instrument maturity date	[3]			2023/4/18-2025/4/17
Long term debt				$ 50,406	[3]											$ 57,083	¥ 400,000
Long term debt current				$ 19,028								¥ 133,333
Bank Of China [Member]
Debt Instrument [Line Items]
Interest rate	[5]			11.00%								11.00%
Debt instrument maturity date	[5]			2023/8/25-2024/8/25
Long term debt	[5]			$ 835,677

[1]	On April 18, 2023, the Company obtained a loan of RMB670,000 (US$95,613) from Shenzhen Qianhai Webank. From April 18, 2023 to September 30, 2023, the Company repaid RMB63,809 (US$9,106) in total. From October, 2023 to September, 2024, the Company repaid RMB382,857 (US$54,636) in total. As of September 30, 2024, the balance of RMB223,333 (US$31,870) was outstanding, of which RMB127,619 (US$18,212) was repaid from October, 2024 to January, 2025.
[2]	On May 14, 2022, the Company obtained a loan of RMB60,000 (US$8,356) from Shenzhen Qianhai Webank. From May 14, 2022 to September 30, 2023, the Company repaid RMB40,000 (US$5,571). The balance of RMB20,000 (US$2,786) as of September 30, 2023 was repaid in full upon maturity.
[3]	On April 18, 2023, the Company obtained a loan of RMB400,000 (US$57,083) from Shenzhen Qianhai Webank. From April 18, 2023 to September 30, 2023, the Company repaid RMB38,095 (US$5,436) in total. From October, 2023 to September, 2024, the Company repaid RMB228,571 (US$32,619) in total. As of September 30, 2023, the balance of RMB133,333 (US$19,028) was outstanding, of which RMB76,190 (US$10,873) was repaid from October, 2024 to January, 2025.
[4]	On June 23, 2022, the Company obtained a loan of RMB150,015 (US$20,894) from Shenzhen Qianhai Webank. From June 23, 2022 to September 30, 2023, the Company repaid RMB75,007 (US$10,447) in total. The balance of RMB75,007 (US$10,447) as of September 30, 2023 was repaid in full upon maturity.
[5]	On August 25, 2023, the Company obtained a loan of RMB 6 million (US$856,238) from Bank of China Chengdu Hi-Tech Industrial Development Zone Sub-branch, which was due August 25, 2024. RMB100,000 (US$14,271) was repaid on July 25, 2024. On August 23, 2024, RMB5,900,000 (US$841,967) was refinanced and extended to August 23, 2025 with interest at 3.35%. For presentation purposes, RMB5,900,000 (US$841,967) is classified as a long-term loan.
[6]	On November 21, 2023, the Company obtained a loan of RMB 2 million (US$285,413) from Bank of China Chengdu Hi-Tech Industrial Development Zone Sub-branch, which was due November 20, 2024. RMB100,000 (US$14,271) was repaid in October, 2024. RMB1,900,000 (US$271,142) was refinanced and extended to October 15, 2025 with interest at 3.35%. For presentation purposes, RMB1,900,000 (US$271,142) is classified as a long-term loan.
[7]	On February 10, 2022, the Company obtained a loan of RMB300,000 (US$41,783) from China Resources Shenzhen Investment Trust Co., Ltd. From February 10, 2022 to September 30, 2023, the Company repaid RMB228,571 (US$31,835). The balance of RMB71,428 (US$9,948) as of September 30, 2023 was repaid in full upon maturity.
[8]	On May 14, 2022, the Company obtained a loan of RMB140,000 (US$19,499) from Huaneng Guicheng Trust Corporation Limited. From May 14, 2022 to September 30, 2023, the Company repaid RMB93,333 (US$13,145). The balance of RMB46,666 (US$6,500) as of September 30, 2023 was repaid in full upon maturity.
[9]	On May 16, 2022, the Company obtained a loan of RMB2,600,000 (US$362,127) from Huaneng Guicheng Trust Corporation Limited. From May 16, 2022 to September 30, 2023, the Company repaid RMB1,733,333 (US$241,418). The balance of RMB866,666 (US$120,709) as of September 30, 2023 was repaid in full upon maturity.
[10]	On May 28, 2022, the Company obtained a loan of RMB300,000 (US$41,783) from Huaneng Guicheng Trust Corporation Limited with interest at 12.6%. From May 28, 2022 to September 30, 2023, the Company repaid RMB162,500 (US$22,632). The balance of RMB137,500 (US$19,151) as of September 30, 2023 was repaid if full upon maturity.